OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
Estimated average burden hours per response 7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	27104
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3433

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, President

Date	August 8, 2018

*	Print the name and title of each signing officer under his or her signature.

Investment Company Report

THE J. M. SMUCKER COMPANY

Security	832696405		Meeting Type	Annual

Ticker Symbol	SJM		Meeting Date	16-Aug-2017

ISIN	US8326964058		Agenda	934655070 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
ELECTION OF DIRECTOR: KATHRYN W. DINDO

Management
1B.			For	For
ELECTION OF DIRECTOR: PAUL J. DOLAN

Management
1C.			For	For
ELECTION OF DIRECTOR: JAY L. HENDERSON

Management
1D.			For	For
ELECTION OF DIRECTOR: NANCY LOPEZ KNIGHT

Management
1E.			For	For
ELECTION OF DIRECTOR: ELIZABETH VALK LONG

Management
1F.			For	For
ELECTION OF DIRECTOR: GARY A. OATEY

Management
1G.			For	For
ELECTION OF DIRECTOR: KIRK L. PERRY

Management
1H.			For	For
ELECTION OF DIRECTOR: SANDRA PIANALTO

Management
1I.			For	For
ELECTION OF DIRECTOR: ALEX SHUMATE

Management
1J.			For	For
ELECTION OF DIRECTOR: MARK T. SMUCKER

Management
1K.			For	For
ELECTION OF DIRECTOR: RICHARD K. SMUCKER

Management
1L.			For	For
ELECTION OF DIRECTOR: TIMOTHY P. SMUCKER

Management
1M.			For	For
ELECTION OF DIRECTOR: DAWN C. WILLOUGHBY

Management
2.			For	For
RATIFICATION OF APPOINTMENT OF ERNST &

YOUNG LLP AS THE COMPANY'S INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
2018 FISCAL YEAR.

3.		Management	For	For
ADVISORY APPROVAL OF THE COMPANY'S

EXECUTIVE COMPENSATION.

4.		Management	1 Year	For
ADVISORY APPROVAL ON THE FREQUENCY OF

HOLDING FUTURE ADVISORY VOTES ON

EXECUTIVE COMPENSATION.

Shareholder
5.			For	Against
SHAREHOLDER PROPOSAL REQUESTING THE

COMPANY ISSUE A REPORT ON RENEWABLE
ENERGY.

MICROCHIP TECHNOLOGY INCORPORATED

Security	595017104		Meeting Type	Annual

Ticker Symbol	MCHP		Meeting Date	22-Aug-2017

ISIN	US5950171042		Agenda	934658949 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
ELECTION OF DIRECTOR: STEVE SANGHI

Management
1B.			For	For
ELECTION OF DIRECTOR: MATTHEW W. CHAPMAN

Management
1C.			For	For
ELECTION OF DIRECTOR: L.B. DAY

Management
1D.			For	For
ELECTION OF DIRECTOR: ESTHER L. JOHNSON

Management
1E.			For	For
ELECTION OF DIRECTOR: WADE F. MEYERCORD

Management
2.			Against	Against
PROPOSAL TO APPROVE THE AMENDMENT AND

RESTATEMENT OF MICROCHIP'S 2004 EQUITY
INCENTIVE PLAN TO (I) INCREASE THE NUMBER OF
SHARES OF COMMON STOCK AUTHORIZED FOR
ISSUANCE THEREUNDER BY 6,000,000, (II) RE-
APPROVE THE 2004 EQUITY INCENTIVE PLAN FOR
PURPOSES OF SECTION 162(M) OF THE INTERNAL
REVENUE CODE, AND (III) MAKE CERTAIN OTHER
CHANGES AS SET FORTH IN THE AMENDED AND
RESTATED 2004 EQUITY INCENTIVE PLAN.

Management
3.			For	For
PROPOSAL TO RATIFY THE APPOINTMENT OF

ERNST & YOUNG LLP AS THE INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM OF
MICROCHIP FOR THE FISCAL YEAR ENDING MARCH
31, 2018.

Management
4.	PROPOSAL TO APPROVE, ON AN ADVISORY (NON-		For	For

BINDING) BASIS, THE COMPENSATION OF OUR
NAMED EXECUTIVES.

5.		Management	1 Year	For
PROPOSAL TO APPROVE, ON AN ADVISORY (NON-

BINDING) BASIS, THE FREQUENCY OF HOLDING AN

ADVISORY VOTE ON THE COMPENSATION OF OUR
NAMED EXECUTIVES.

NIKE, INC.

Security	654106103		Meeting Type	Annual

Ticker Symbol	NKE		Meeting Date	21-Sep-2017

ISIN	US6541061031		Agenda	934663774 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	ALAN B. GRAF, JR.		For

	2			For
	JOHN C. LECHLEITER		For

	3			For
	MICHELLE A. PELUSO		For

Management
2.			For	For
TO APPROVE EXECUTIVE COMPENSATION BY AN

ADVISORY VOTE.

3.		Management	1 Year	For
TO APPROVE THE FREQUENCY OF ADVISORY

VOTES ON EXECUTIVE COMPENSATION BY AN

ADVISORY VOTE.

4.		Management	For	For
TO APPROVE THE NIKE, INC. LONG-TERM

INCENTIVE PLAN, AS AMENDED.

Shareholder
5.			For	Against
TO CONSIDER A SHAREHOLDER PROPOSAL

REGARDING POLITICAL CONTRIBUTIONS
DISCLOSURE.

		Management	For
6.	TO RATIFY THE APPOINTMENT OF			For

PRICEWATERHOUSECOOPERS LLP AS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM.

CARDINAL HEALTH, INC.

Security	14149Y108		Meeting Type	Annual

Ticker Symbol	CAH		Meeting Date	08-Nov-2017

ISIN	US14149Y1082		Agenda	934680871 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
ELECTION OF DIRECTOR: DAVID J. ANDERSON

Management
1B.			For	For
ELECTION OF DIRECTOR: COLLEEN F. ARNOLD

Management
1C.			For	For
ELECTION OF DIRECTOR: GEORGE S. BARRETT

Management
1D.			For	For
ELECTION OF DIRECTOR: CARRIE S. COX

Management
1E.			For	For
ELECTION OF DIRECTOR: CALVIN DARDEN

Management
1F.			For	For
ELECTION OF DIRECTOR: BRUCE L. DOWNEY

Management
1G.			For	For
ELECTION OF DIRECTOR: PATRICIA A. HEMINGWAY

HALL

1H.		Management	For	For
ELECTION OF DIRECTOR: CLAYTON M. JONES

1I.		Management	For	For
ELECTION OF DIRECTOR: GREGORY B. KENNY

1J.		Management	For	For
ELECTION OF DIRECTOR: NANCY KILLEFER

1K.		Management	For	For
ELECTION OF DIRECTOR: DAVID P. KING

2.		Management	For	For
PROPOSAL TO RATIFY THE APPOINTMENT OF

ERNST & YOUNG LLP AS OUR INDEPENDENT

AUDITOR FOR THE FISCAL YEAR ENDING JUNE 30,
2018.

3.		Management	For	For
PROPOSAL TO APPROVE, ON A NON-BINDING

ADVISORY BASIS, THE COMPENSATION OF OUR

NAMED EXECUTIVE OFFICERS.

Management
4.			1 Year	For
PROPOSAL TO VOTE, ON A NON-BINDING

ADVISORY BASIS, ON THE FREQUENCY OF FUTURE
ADVISORY VOTES TO APPROVE EXECUTIVE
COMPENSATION.

Shareholder
5.			For	Against
SHAREHOLDER PROPOSAL, IF PROPERLY

PRESENTED, TO URGE THE BOARD OF DIRECTORS
TO ADOPT A POLICY THAT THE CHAIRMAN OF THE
BOARD BE AN INDEPENDENT DIRECTOR.

6.		Shareholder	For	Against
SHAREHOLDER PROPOSAL, IF PROPERLY

PRESENTED, TO REQUEST THAT THE BOARD OF

DIRECTORS ADOPT A BYLAW PROVISION

RESTRICTING MANAGEMENT'S ACCESS TO VOTE
TALLIES PRIOR TO THE ANNUAL MEETING WITH
RESPECT TO CERTAIN EXECUTIVE PAY MATTERS.

COPART, INC.

Security	217204106		Meeting Type	Annual

Ticker Symbol	CPRT		Meeting Date	08-Dec-2017

ISIN	US2172041061		Agenda	934698753 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.1			For	For
ELECTION OF DIRECTOR: WILLIS J. JOHNSON

Management
1.2			For	For
ELECTION OF DIRECTOR: A. JAYSON ADAIR

Management
1.3			For	For
ELECTION OF DIRECTOR: MATT BLUNT

Management
1.4			For	For
ELECTION OF DIRECTOR: STEVEN D. COHAN

Management
1.5			For	For
ELECTION OF DIRECTOR: DANIEL J. ENGLANDER

Management
1.6			For	For
ELECTION OF DIRECTOR: JAMES E. MEEKS

Management
1.7			For	For
ELECTION OF DIRECTOR: VINCENT W. MITZ

Management
1.8			For	For
ELECTION OF DIRECTOR: THOMAS N. TRYFOROS

Management
2.			For	For
ADVISORY (NON-BINDING) STOCKHOLDER VOTE ON

EXECUTIVE COMPENSATION (SAY-ON-PAY VOTE).

3.		Management	3 Years	Against
ADVISORY (NON-BINDING) VOTE TO APPROVE THE

FREQUENCY OF THE ADVISORY (NON-BINDING)

STOCKHOLDER VOTE ON EXECUTIVE
COMPENSATION (SAY-WHEN-ON-PAY VOTE).

4.		Management	For	For
TO RATIFY THE APPOINTMENT OF ERNST & YOUNG

LLP AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
JULY 31, 2018.

INTUIT INC.

Security	461202103		Meeting Type	Annual

Ticker Symbol	INTU		Meeting Date	18-Jan-2018

ISIN	US4612021034		Agenda	934706865 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
ELECTION OF DIRECTOR: EVE BURTON

Management
1B.			For	For
ELECTION OF DIRECTOR: SCOTT D. COOK

Management
1C.			For	For
ELECTION OF DIRECTOR: RICHARD L. DALZELL

Management
1D.			For	For
ELECTION OF DIRECTOR: DEBORAH LIU

Management
1E.			For	For
ELECTION OF DIRECTOR: SUZANNE NORA

JOHNSON

1F.		Management	For	For
ELECTION OF DIRECTOR: DENNIS D. POWELL

1G.		Management	For	For
ELECTION OF DIRECTOR: BRAD D. SMITH

1H.		Management	For	For
ELECTION OF DIRECTOR: THOMAS SZKUTAK

1I.		Management	For	For
ELECTION OF DIRECTOR: RAUL VAZQUEZ

1J.		Management	For	For
ELECTION OF DIRECTOR: JEFF WEINER

2.		Management	For	For
ADVISORY VOTE TO APPROVE INTUIT'S EXECUTIVE

COMPENSATION.

Management
3.			3 Years	Against
ADVISORY VOTE ON THE FREQUENCY OF FUTURE

ADVISORY VOTES TO APPROVE INTUIT'S
EXECUTIVE COMPENSATION.

Management
4.			For	For
APPROVAL OF THE MATERIAL TERMS OF THE

PERFORMANCE GOALS UNDER THE INTUIT INC.
SENIOR EXECUTIVE INCENTIVE PLAN.

		Management	For
5.	RATIFICATION OF THE SELECTION OF ERNST &			For

YOUNG LLP AS OUR INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
ENDING JULY 31, 2018.

VISA INC.

Security	92826C839		Meeting Type	Annual

Ticker Symbol	V		Meeting Date	30-Jan-2018

ISIN	US92826C8394		Agenda	934712161 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
ELECTION OF DIRECTOR: LLOYD A. CARNEY

Management
1B.			For	For
ELECTION OF DIRECTOR: MARY B. CRANSTON

Management
1C.			For	For
ELECTION OF DIRECTOR: FRANCISCO JAVIER

FERNANDEZ-CARBAJAL

1D.		Management	For	For
ELECTION OF DIRECTOR: GARY A. HOFFMAN

1E.		Management	For	For
ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.

1F.		Management	For	For
ELECTION OF DIRECTOR: JOHN F. LUNDGREN

1G.		Management	For	For
ELECTION OF DIRECTOR: ROBERT W.

MATSCHULLAT

Management
1H.			For	For
ELECTION OF DIRECTOR: SUZANNE NORA

JOHNSON

Management
1I.			For	For
ELECTION OF DIRECTOR: JOHN A.C. SWAINSON

Management
1J.			For	For
ELECTION OF DIRECTOR: MAYNARD G. WEBB, JR.

Management
2.			For	For
ADVISORY VOTE TO APPROVE EXECUTIVE

COMPENSATION.

3.		Management	For	For
RATIFICATION OF THE APPOINTMENT OF KPMG LLP

AS OUR INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM FOR THE 2018 FISCAL YEAR.

MONSANTO COMPANY

Security	61166W101		Meeting Type	Annual

Ticker Symbol	MON		Meeting Date	31-Jan-2018

ISIN	US61166W1018		Agenda	934714848 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
Election of Director: Dwight M. "Mitch" Barns

Management
1B.			For	For
Election of Director: Gregory H. Boyce

Management
1C.			For	For
Election of Director: David L. Chicoine, Ph.D.

Management
1D.			For	For
Election of Director: Janice L. Fields

Management
1E.			For	For
Election of Director: Hugh Grant

Management
1F.			For	For
Election of Director: Laura K. Ipsen

Management
1G.			For	For
Election of Director: Marcos M. Lutz

Management
1H.			For	For
Election of Director: C. Steven McMillan

Management
1I.			For	For
Election of Director: Jon R. Moeller

Management
1J.			For	For
Election of Director: George H. Poste, Ph.D., D.V.M.

Management
1K.			For	For
Election of Director: Robert J. Stevens

Management
1L.			For	For
Election of Director: Patricia Verduin, Ph.D.

Management
2.			For	For
Ratify the appointment of Deloitte & Touche LLP as our

independent registered public accounting firm for fiscal
2018.

3.		Management	For	For
Advisory (Non-Binding) vote to approve executive

compensation.

4.		Shareholder	For	Against
Shareowner proposal: Bylaw amendment to create Board

Human Rights Committee.

IQVIA HOLDINGS INC.

Security	46266C105		Meeting Type	Annual

Ticker Symbol	IQV		Meeting Date	10-Apr-2018

ISIN	US46266C1053		Agenda	934731046 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Ari Bousbib		For

	2			For
	Colleen A. Goggins		For

	3			For
	John M. Leonard, M.D.		For

	4			For
	Todd B. Sisitsky		For

Management
2.			For	For
The ratification of the appointment of

PricewaterhouseCoopers LLP as IQVIA Holdings Inc.'s
independent registered public accounting firm for the year
ending December 31, 2018.

LAZARD LTD

Security	G54050102		Meeting Type	Annual

Ticker Symbol	LAZ		Meeting Date	24-Apr-2018

ISIN	BMG540501027		Agenda	934750440 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Andrew M. Alper		For

	2			For
	Ashish Bhutani		For

	3			For
	Steven J. Heyer		For

	4			For
	Sylvia Jay		For

Management
2.			For	For
Non-binding advisory vote regarding executive

compensation.

3.		Management	For	For
Approval of the Lazard Ltd 2018 Incentive Compensation

For Plan.

Management
4.			For	For
Ratification of appointment of Deloitte & Touche LLP as

Lazard Ltd's independent registered public accounting
firm for 2018 and authorization of the Board of Directors,
acting by its Audit Committee, to set their remuneration.

PAPA JOHN'S INTERNATIONAL, INC.

Security	698813102		Meeting Type	Annual

Ticker Symbol	PZZA		Meeting Date	02-May-2018

ISIN	US6988131024		Agenda	934759789 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Christopher L. Coleman

Management
1b.			For	For
Election of Director: Olivia F. Kirtley

Management
1c.			For	For
Election of Director: Laurette T. Koellner

Management
1d.			For	For
Election of Director: Sonya E. Medina

Management
1e.			For	For
Election of Director: John H. Schnatter

Management
1f.			For	For
Election of Director: Mark S. Shapiro

Management
2.			For	For
Ratification of the Selection of Independent Auditors: To

ratify the selection of KPMG LLP as the Company's
independent auditors for the 2018 fiscal year.

3.		Management	For	For
Approval of the Papa John's International, Inc. 2018

Omnibus Incentive Plan.

4.		Management	For	For
Advisory approval of the Company's executive

compensation.

ECOLAB INC.

Security	278865100		Meeting Type	Annual

Ticker Symbol	ECL		Meeting Date	03-May-2018

ISIN	US2788651006		Agenda	934742378 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Douglas M. Baker, Jr.

Management
1b.			For	For
Election of Director: Barbara J. Beck

Management
1c.			For	For
Election of Director: Leslie S. Biller

Management
1d.			For	For
Election of Director: Carl M. Casale

Management
1e.			For	For
Election of Director: Stephen I. Chazen

Management
1f.			For	For
Election of Director: Jeffrey M. Ettinger

Management
1g.			For	For
Election of Director: Arthur J. Higgins

Management
1h.			For	For
Election of Director: Michael Larson

Management
1i.			For	For
Election of Director: David W. MacLennan

Management
1j.			For	For
Election of Director: Tracy B. McKibben

Management
1k.			For	For
Election of Director: Victoria J. Reich

Management
1l.			For	For
Election of Director: Suzanne M. Vautrinot

Management
1m.			For	For
Election of Director: John J. Zillmer

Management
2.			For	For
Ratify the appointment of PricewaterhouseCoopers LLP

as independent registered public accounting firm for the
current year ending December 31, 2018.

3.		Management	For	For
Advisory vote to approve the compensation of executives

disclosed in the Proxy Statement.

4.		Shareholder	For	Against
Stockholder proposal regarding the threshold to call

special stockholder meetings, if properly presented.

LKQ CORPORATION

Security	501889208		Meeting Type	Annual

Ticker Symbol	LKQ		Meeting Date	07-May-2018

ISIN	US5018892084		Agenda	934743065 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Sukhpal Singh Ahluwalia

Management
1b.			For	For
Election of Director: A. Clinton Allen

Management
1c.			For	For
Election of Director: Robert M. Hanser

Management
1d.			For	For
Election of Director: Joseph M. Holsten

Management
1e.			For	For
Election of Director: Blythe J. McGarvie

Management
1f.			For	For
Election of Director: John F. O'Brien

Management
1g.			For	For
Election of Director: Guhan Subramanian

Management
1h.			For	For
Election of Director: William M. Webster, IV

Management
1i.			For	For
Election of Director: Dominick Zarcone

Management
2.			For	For
Ratification of the appointment of Deloitte & Touche LLP

as our independent registered public accounting firm for
our fiscal year ending December 31, 2018.

3.		Management	For	For
Approval, on an advisory basis, of the compensation of

our named executive officers.

EXPEDITORS INT'L OF WASHINGTON, INC.

Security	302130109		Meeting Type	Annual

Ticker Symbol	EXPD		Meeting Date	08-May-2018

ISIN	US3021301094		Agenda	934758321 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Robert R. Wright

Management
1b.			For	For
Election of Director: Glenn M. Alger

Management
1c.			For	For
Election of Director: James M. DuBois

Management
1d.			For	For
Election of Director: Mark A. Emmert

Management
1e.			For	For
Election of Director: Diane H. Gulyas

Management
1f.			For	For
Election of Director: Richard B. McCune

Management
1g.			For	For
Election of Director: Alain Monie

Management
1h.			For	For
Election of Director: Jeffrey S. Musser

Management
1i.			For	For
Election of Director: Liane J. Pelletier

Management
1j.			For	For
Election of Director: Tay Yoshitani

Management
2.			For	For
Advisory Vote to Approve Named Executive Officer

Compensation

3.		Management	For	For
Ratification of Independent Registered Public Accounting

Firm

Shareholder
4.			For	Against
Shareholder Proposal: Link Executive Compensation to

Sustainability Performance

Shareholder
5.			For	Against
Shareholder Proposal: Enhanced Shareholder Proxy

Access

WATERS CORPORATION

Security	941848103		Meeting Type	Annual

Ticker Symbol	WAT		Meeting Date	09-May-2018

ISIN	US9418481035		Agenda	934757672 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A			For	For
Election of Director: Michael J. Berendt, Ph.D.

Management
1B			For	For
Election of Director: Edward Conard

Management
1C			For	For
Election of Director: Laurie H. Glimcher, M.D.

Management
1D			For	For
Election of Director: Christopher A. Kuebler

Management
1E			For	For
Election of Director: Christopher J. O'Connell

Management
1F			For	For
Election of Director: Flemming Ornskov, M.D.

Management
1G			For	For
Election of Director: JoAnn A. Reed

Management
1H			For	For
Election of Director: Thomas P. Salice

Management
2.			For	For
To ratify the selection of PricewaterhouseCoopers LLP as

the Company's Independent Registered Public
Accounting Firm for the fiscal year ending December 31,
2018.

3.		Management	For	For
To approve, by non-binding vote, executive

compensation.

TRACTOR SUPPLY COMPANY

Security	892356106		Meeting Type	Annual

Ticker Symbol	TSCO		Meeting Date	10-May-2018

ISIN	US8923561067		Agenda	934758371 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Cynthia T. Jamison		For

	2			For
	Peter D. Bewley		For

	3			For
	Denise L. Jackson		For

	4			For
	Thomas A. Kingsbury		For

	5			For
	Ramkumar Krishnan		For

	6			For
	George MacKenzie		For

	7			For
	Edna K. Morris		For

	8			For
	Mark J. Weikel		For

	9			For
	Gregory A. Sandfort		For

Management
2.			For	For
To ratify the re-appointment of Ernst & Young LLP as our

independent registered public accounting firm for the
fiscal year ending December 29, 2018

3.		Management	For	For
Say on Pay - An advisory vote to approve executive

compensation

4.		Management	For	For
Approval of the 2018 Omnibus Incentive Plan

LABORATORY CORP. OF AMERICA HOLDINGS

Security	50540R409		Meeting Type	Annual

Ticker Symbol	LH		Meeting Date	10-May-2018

ISIN	US50540R4092		Agenda	934761621 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Kerrii B. Anderson

Management
1b.			For	For
Election of Director: Jean-Luc Belingard

Management
1c.			For	For
Election of Director: D. Gary Gilliland, M.D., Ph.D.

Management
1d.			For	For
Election of Director: David P. King

Management
1e.			For	For
Election of Director: Garheng Kong, M.D., Ph.D.

Management
1f.			For	For
Election of Director: Robert E. Mittelstaedt, Jr.

Management
1g.			For	For
Election of Director: Peter M. Neupert

Management
1h.			For	For
Election of Director: Richelle P. Parham

Management
1i.			For	For
Election of Director: Adam H. Schechter

Management
1j.			For	For
Election of Director: R. Sanders Williams, M.D.

Management
2.			For	For
To approve, by non-binding vote, executive

compensation.

3.		Management	For	For
Ratification of the appointment of

PricewaterhouseCoopers LLP as Laboratory Corporation

of America Holdings' independent registered public
accounting firm for 2018.

FIRST AMERICAN FUNDS, INC.

Security	31846V567		Meeting Type	Special

Ticker Symbol	FGZXX		Meeting Date	16-May-2018

ISIN	US31846V5672		Agenda	934786611 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	David K. Baumgardner		For

	2			For
	Mark E. Gaumond		For

	3			For
	Roger A. Gibson		For

	4			For
	Victoria J. Herget		For

	5			For
	Richard K. Riederer		For

	6			For
	James M. Wade		For

WASTE CONNECTIONS, INC.

Security	94106B101		Meeting Type	Annual and Special Meeting

Ticker Symbol	WCN		Meeting Date	24-May-2018

ISIN	CA94106B1013		Agenda	934782954 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1
DIRECTOR

	1			For
	Ronald J. Mittelstaedt		For

	2			For
	Robert H. Davis		For

	3			For
	Edward E. Guillet		For

	4			For
	Michael W. Harlan		For

	5			For
	Larry S. Hughes		For

	6			For
	Susan Lee		For

	7			For
	William J. Razzouk		For

Management
2			For	For
Appointment of Grant Thornton LLP as our independent

registered public accounting firm until the close of the
2018 Annual Meeting of Shareholders of the Company
and authorization of our Board of Directors to fix the
remuneration of the independent registered public
accounting firm.

		Management	For
3	Approval, on a non-binding, advisory basis, of the			For

compensation of our named executive officers as

disclosed in the Proxy Statement ("say on pay").

4		Management	For	Against
Shareholder proposal to urge the adoption of a senior

executive equity compensation retention requirement

until retirement.

SEI INVESTMENTS COMPANY

Security	784117103		Meeting Type	Annual

Ticker Symbol	SEIC		Meeting Date	30-May-2018

ISIN	US7841171033		Agenda	934800005 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Carl A. Guarino

Management
1b.			For	For
Election of Director: Carmen V. Romeo

Management
2.			For	For
To approve, on an advisory basis, the compensation of

named executive officers.

3.		Management	For	For
To ratify the appointment of KPMG LLP as independent

registered public accountants for fiscal year 2018.

HENRY SCHEIN, INC.

Security	806407102		Meeting Type	Annual

Ticker Symbol	HSIC		Meeting Date	31-May-2018

ISIN	US8064071025		Agenda	934789263 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Barry J. Alperin

Management
1b.			For	For
Election of Director: Gerald A. Benjamin

Management
1c.			For	For
Election of Director: Stanley M. Bergman

Management
1d.			For	For
Election of Director: James P. Breslawski

Management
1e.			For	For
Election of Director: Paul Brons

Management
1f.			For	For
Election of Director: Shira Goodman

Management
1g.			For	For
Election of Director: Joseph L. Herring

Management
1h.			For	For
Election of Director: Kurt P. Kuehn

Management
1i.			For	For
Election of Director: Philip A. Laskawy

Management
1j.			For	For
Election of Director: Anne H. Margulies

Management
1k.			For	For
Election of Director: Mark E. Mlotek

Management
1l.			For	For
Election of Director: Steven Paladino

Management
1m.			For	For
Election of Director: Carol Raphael

Management
1n.			For	For
Election of Director: E. Dianne Rekow, DDS, Ph.D.

Management
1o.			For	For
Election of Director: Bradley T. Sheares, Ph.D.

Management
2.			Against	Against
Proposal to amend the Company's Amended and

Restated Certificate of Incorporation, as amended, to
increase the number of authorized shares of common
stock from 240,000,000 to 480,000,000.

3.		Management	For	For
Proposal to amend the Company's Amended and

Restated Certificate of Incorporation, as amended, to add

a forum selection clause.

4.		Management	For	For
Proposal to amend and restate the Company's Amended

and Restated Certificate of Incorporation, as amended, to

incorporate certain technical, administrative and updating
changes as set forth in the Proxy Statement.

Management
5.			For	For
Proposal to approve, by non-binding vote, the 2017

compensation paid to the Company's Named Executive
Officers.

Management
6.			For	For
Proposal to ratify the selection of BDO USA, LLP as the

Company's independent registered public accounting firm
for the fiscal year ending December 29, 2018.

FACEBOOK, INC.

Security	30303M102		Meeting Type	Annual

Ticker Symbol	FB		Meeting Date	31-May-2018

ISIN	US30303M1027		Agenda	934793034 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Marc L. Andreessen		For

	2			For
	Erskine B. Bowles		For

	3			For
	Kenneth I. Chenault		For

	4			For
	S. D. Desmond-Hellmann		For

	5			For
	Reed Hastings		For

	6			For
	Jan Koum		For

	7			For
	Sheryl K. Sandberg		For

	8			For
	Peter A. Thiel		For

	9			For
	Mark Zuckerberg		For

Management
2.			For	For
To ratify the appointment of Ernst & Young LLP as

Facebook, Inc.'s independent registered public
accounting firm for the fiscal year ending December 31,
2018.

3.		Shareholder	For	Against
A stockholder proposal regarding change in stockholder

voting.

4.		Shareholder	For	Against
A stockholder proposal regarding a risk oversight

committee.

Shareholder
5.			For	Against
A stockholder proposal regarding simple majority vote.

Shareholder
6.			For	Against
A stockholder proposal regarding a content governance

report.

		Shareholder	For
7.	A stockholder proposal regarding median pay by gender.			Against

		Shareholder	For
8.	A stockholder proposal regarding tax principles.			Against

W. P. CAREY INC.

Security	92936U109		Meeting Type	Annual

Ticker Symbol	WPC		Meeting Date	14-Jun-2018

ISIN	US92936U1097		Agenda	934781293 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Mark A. Alexander

Management
1b.			For	For
Election of Director: Peter J. Farrell

Management
1c.			For	For
Election of Director: Robert J. Flanagan

Management
1d.			For	For
Election of Director: Jason E. Fox

Management
1e.			For	For
Election of Director: Benjamin H. Griswold, IV

Management
1f.			For	For
Election of Director: Axel K.A. Hansing

Management
1g.			For	For
Election of Director: Jean Hoysradt

Management
1h.			For	For
Election of Director: Margaret G. Lewis

Management
1i.			For	For
Election of Director: Christopher J. Niehaus

Management
1j.			For	For
Election of Director: Nick J.M. van Ommen

Management
2.			For	For
To Approve the Advisory Resolution on Executive

Compensation.

3.		Management	For	For
Ratification of Appointment of PricewaterhouseCoopers

LLP as the Company's Independent Registered Public

Accounting Firm for 2018.

CARMAX, INC.

Security	143130102		Meeting Type	Annual

Ticker Symbol	KMX		Meeting Date	26-Jun-2018

ISIN	US1431301027		Agenda	934814511 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
Election of Director for a one-year term: Peter J. Bensen

Management
1B.			For	For
Election of Director for a one-year term: Ronald E.

Blaylock

1C.		Management	For	For
Election of Director for a one-year term: Sona Chawla

1D.		Management	For	For
Election of Director for a one-year term: Thomas J.

Folliard

Management
1E.			For	For
Election of Director for a one-year term: Shira Goodman

Management
1F.			For	For
Election of Director for a one-year term: Robert J.

Hombach

Management
1G.			For	For
Election of Director for a one-year term: David W.

McCreight

1H.		Management	For	For
Election of Director for a one-year term: William D. Nash

1I.		Management	For	For
Election of Director for a one-year term: Marcella Shinder

1J.		Management	For	For
Election of Director for a one-year term: Mitchell D.

Steenrod

1K.		Management	For	For
Election of Director for a one-year term: William R. Tiefel

2.		Management	For	For
To ratify the appointment of KPMG LLP as independent

registered public accounting firm.

Management
3.			For	For
To approve, in an advisory (non-binding) vote, the

compensation of our named executive officers.

		Shareholder	For
4.	To vote on a shareholder proposal for a report on political			Against

contributions, if properly presented at the meeting.